Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure Of Government Grants
Reimbursement of approved expenses	€ 64,307	€ 11,313
German Federal Ministry of Education and Research
Disclosure Of Government Grants
Reimbursement of approved expenses	64,031	0
Grants received and deferred	1,187			€ 28,630
Coalition for Epidemic Preparedness Innovations
Disclosure Of Government Grants
Maximum grant | $					$ 15,300	$ 8,300
Reimbursement of approved expenses	30	€ 10,565
Grants received and deferred	1,294			1,325
Bill & Melinda Gates Foundation (BMGF)
Disclosure Of Government Grants
Reimbursement of approved expenses	246		$ 449
Grants received and deferred	€ 1,918			€ 2,164